CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 87.4	$ 135.9	$ 132.5
Other comprehensive income (loss), net:
Net unrealized losses on qualifying cash flow hedges, net of tax benefit of $0.4 in 2013	0.0	0.0	(0.6)
Pension liability adjustment, net of tax provision of $0.0 and $0.1 in 2015 and 2014, respectively	(0.1)	0.2	0.0
Net unrealized gains (losses) on available-for-sale securities	0.0	3.7	(0.6)
Foreign currency translation adjustments	(165.0)	(202.5)	10.8
Other comprehensive income (loss), net	(165.1)	(198.6)	9.6
Total comprehensive income (loss)	(77.7)	(62.7)	142.1
Less: Total comprehensive income (loss) attributable to noncontrolling interests	(1.7)	3.1	0.7
Total comprehensive income (loss) attributable to SPX FLOW, Inc.	$ (76.0)	$ (65.8)	$ 141.4